Fair Value of Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Property	Dec. 31, 2014 USD ($) Property
Fair Value, Option, Quantitative Disclosures [Line Items]
Future default rate	3.60%
Assumption used in cash flow model	3 years
Change in fair value discount rate for pooled issue	3.00%
Decrease due to change in applicable discount rate for pooled issue	$ 2,100,000
Increase due to change in applicable discount rate for pooled issue	$ 2,700,000
Change in fair value discount rate for single issue	3.00%
Decrease due to change in applicable discount rate for single issue	$ 917,000
Increase due to change in applicable discount rate for single issue	1,500,000
Transfers within three Levels	$ 0	$ 0
Real estate owned portfolio includes properties | Property	1
Real estate owned	$ 281,000	$ 144,000
Residential Properties [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Real estate owned portfolio includes properties | Property		1
Change in fair value of residential properties		$ 67,000
Bank Properties [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Decrease in fair value bank properties	$ 56,000
Real estate owned portfolio includes properties | Property	1
Commercial Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Real estate owned portfolio includes properties | Property		1
Decrease in fair value commercial properties		$ 768,000
Specific Reserve [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Impaired loans with an aggregate carrying amount	$ 0
Charge-offs	0	0
Without Specific Reserve [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Impaired loans with an aggregate carrying amount	1,200,000	1,800,000
Without Specific Reserve [Member] | Loan One [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Charge-offs	888,000	921,000
Without Specific Reserve [Member] | Loan Two [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Charge-offs	$ 823,000	$ 531,000
Pooled Security [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market spreads	2.50%
Single Issuer [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market spreads	5.25%